Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 38,191	$ 80,091	$ 104,054
Restricted short-term investments	4,250
Restricted cash			3,000
Inventory, net	31,747	54,060	132,730
Prepaid expenses	8,753	13,055	15,861
Other current assets	47,733	39,248	43,727
Total current assets	130,674	186,454	299,372
Property and equipment, net	50,328	74,147	113,098
Content assets, net	26,605	34,888	39,347
Goodwill	125,166	125,166	125,166
Goodwill and intangible assets, net		133,370	171,533
Intangible assets, net	4,370	8,204	46,367
Right-of-use assets, net	3,541	5,030	6,613
Other assets	6,640	9,506	7,649
Total assets	347,324	443,395	637,612
Current liabilities:
Accounts payable	16,116	17,940	48,379
Accrued expenses	46,190	64,430	74,525
Deferred revenue	101,812	95,587	107,095
Current portion of lease liabilities	2,089	2,150	2,307
Current portion of Term Loan	1,250	1,250
Other current liabilities	5,307	3,283	3,926
Total current liabilities	172,764	184,640	236,232
Term Loan	27,742	39,735
Long-term lease liabilities, net	1,698	3,318	4,823
Deferred tax liabilities	60	181	3,165
Other liabilities	3,989	3,979	8,007
Total liabilities	206,253	231,853	252,227
Commitments and contingencies (Note 8)
Stockholders' equity:
Preferred stock
Additional paid-in capital	648,101	630,738	610,447
Accumulated deficit	(506,837)	(419,235)	(225,043)
Accumulated other comprehensive income (loss)	(195)	37	(21)
Total stockholders' equity	141,071	211,542	385,385
Total liabilities and stockholders' equity	347,324	443,395	637,612
Class A Common Stock [Member]
Stockholders' equity:
Common stock value	1	1	1
Class X Common Stock [Member]
Stockholders' equity:
Common stock value	1	1	1
Class C Common Stock [Member]
Stockholders' equity:
Common stock value